Horizon Active Income Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.6%	Shares	Value
First Trust TCW Opportunistic Fixed Income ETF(a)(c)	351,477	$15,292,764
Hartford Total Return Bond ETF	394,194	13,213,383
iShares 10+ Year Investment Grade Corporate Bond ETF	173,004	8,774,763
iShares 1-3 Year Treasury Bond ETF	497	40,625
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	51,172
iShares 20+ Year Treasury Bond ETF	94,605	8,909,899
iShares 7-10 Year Treasury Bond ETF	1,627	153,296
iShares iBoxx Investment Grade Corporate Bond ETF(a)	1,428	153,738
iShares J.P. Morgan USD Emerging Markets Bond ETF	354	31,258
iShares MBS ETF	71,880	6,606,491
iShares TIPS Bond ETF	62,153	6,632,968
Janus Henderson AAA CLO ETF	1,011	51,258
Janus Henderson B-BBB CLO ETF	213	10,325
Janus Henderson Mortgage-Backed Securities ETF(a)	489,835	21,969,100
PIMCO Active Bond Exchange-Traded Fund(a)	121,103	11,042,172
Simplify MBS ETF	42,937	2,174,759
SPDR Blackstone High Income ETF(a)	78,962	2,221,201
SPDR Blackstone Senior Loan ETF	1,222	51,373
SPDR Doubleline Total Return Tactical ETF	610,712	24,288,016
SPDR Portfolio High Yield Bond ETF	190,919	4,454,140
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	51,285
SPDR Portfolio Long Term Treasury ETF	2,992	82,998
SPDR Portfolio Short Term Corporate Bond ETF	1,034,799	30,754,227
VanEck Fallen Angel High Yield Bond ETF	922,585	26,496,641
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	40,631
Vanguard Total International Bond ETF	405,780	19,773,659
Xtrackers USD High Yield Corporate Bond ETF	504,356	17,904,638
TOTAL EXCHANGE TRADED FUNDS (Cost $222,735,907)		221,226,780

SHORT-TERM INVESTMENTS - 5.0%
Investments Purchased with Proceeds from Securities Lending - 4.6%	Shares
First American Government Obligations Fund - Class X, 5.16%(b)	10,186,946	10,186,946

Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(b)	887,019	887,019
TOTAL SHORT-TERM INVESTMENTS (Cost $11,073,965)		11,073,965

TOTAL INVESTMENTS - 104.6% (Cost $233,809,872)		$232,300,745
Liabilities in Excess of Other Assets - (4.6)%		(10,126,657)
TOTAL NET ASSETS - 100.0%		$222,174,088

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of February 29, 2024. The total market value of these securities was $9,964,242 which represented 4.5% of net assets.
(b) (c)
The rate shown represents the 7-day effective yield as of February 29, 2024.
All or a portion of the security is segregated as collateral at the broker on February 29, 2024. The value of the securities segregated as collateral is $3,263,250, which is 1.47% of total net assets.

Horizon Active Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$221,226,780	$–	$–	$221,226,780
Investments Purchased with Proceeds from Securities Lending	10,186,946	–	–	10,186,946
Money Market Funds	887,019	–	–	887,019
Total Assets	$232,300,745	$–	$–	$232,300,745